Earnings and Loss per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Earnings and loss per share

	Year ended December 31,
	2023	2022	2021
	(Euros in thousands, except share and per share data)
Net profit/(loss)	(96,994)	37,514	(93,335)
Basic	(1.20)	0.56	(1.48)
Diluted	(1.20)	0.55	(1.48)
Weighted average shares outstanding:
Basic	80,546,682	67,220,824	62,912,921
Diluted	80,546,682	68,824,906	62,912,921